Summary of Significant Accounting Policies and Practices	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies and Practices

(3) Summary of Significant Accounting Policies and Practices

(a) Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its three subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

(b) Foreign Currency Transactions

The Group’s reporting currency is the Chinese Yuan (“Renminbi” or “RMB”).

The Company and Fuwei (BVI) operate in Hong Kong as investment holding companies and their financial records are maintained in Hong Kong dollars, being the functional currency of these two entities. Fuwei US company, the wholly owned subsidiaries of the company, their financial records are maintained in US dollars. Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and income, expenses, and cash flow items are translated using the average rate for the period. The translation adjustments are recorded in accumulated other comprehensive income in the statements of equity.

Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the dates of transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet dates. The resulting exchange differences are recorded in the statements of operations.

Commencing from July 21, 2005, the PRC government moved the RMB into a managed floating exchange rate regime based on market supply and demand with reference to a basket of currencies.

For the convenience of the readers, the 2011 RMB amounts included in the accompanying consolidated financial statements in our annual report have been translated into U.S. dollars at the rate of US$1.00 = RMB 6.2939, being the noon buy rate for U.S. dollars in effect on December 31, 2011 in the City of New York for cable transfer in RMB per U.S. dollar as certified for custom purposes by the Federal Reserve Bank. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollar at that rate or at any other certain rate on December 31, 2011, or at any other date.

RMB is not fully convertible into foreign currencies. All foreign exchange transactions involving RMB must take place either through the PBOC or other institutions authorized to buy and sell foreign currency. The exchange rate adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC which are determined largely by supply and demand.

(c) Cash and Cash Equivalents and Restricted Cash

As of December 31, 2011 and 2010, there were cash and cash equivalents of RMB44,172 (US$7,018) and RMB171,227, respectively.

As of December 31, 2011 and 2010, there were restricted cash of RMB102,212 (US$16,240) and RMB1,314, respectively, as the balance held by bank as deposit for letters of credit.

(d) Trade Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount after deduction of trade discounts, value added taxes and allowances, if any, and do not bear interest. The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. The Group determines the allowance based on historical write-off experience, customer specific facts and economic conditions.

The Group reviews its allowance for doubtful accounts monthly. Past due balances over 90 days and over a specified amount are reviewed individually for collectibility. All other balances are reviewed on a pooled basis by aging of such balances. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

(e) Inventories

Inventories are stated at the lower of cost or market value. Cost is determined using Moving Weighted Average Method basis. Cost of work in progress and finished goods comprises direct material, direct production cost and an allocated portion of production overheads based on normal operating capacity.

(f) Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation.

Depreciation on property, plant and equipment is calculated on the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the assets as follows:

Years
Buildings and improvements	25 – 30
Plant and equipment	10 – 15
Computer equipment	5
Furniture and fixtures	5
Motor vehicles	5

Depreciation related to abnormal amounts from idle capacity is charged to cost of goods sold for the period incurred. Total depreciation for the year ended December 31, 2011, 2010 and 2009 was RMB43,783 (US$6,956), RMB 36,731 and RMB 35,464 respectively, of which 84.6%, 90.1% and 88.0% was recorded in cost of goods sold and 15.4%, 9.9% and 12.0% was recorded in administrative expenses, respectively.

Construction in progress represented capital expenditure in respect of the BOPET productions line. No depreciation is provided in respect of construction in progress.

(g) Lease Prepayments

Lease prepayments represent the costs of land use rights in the PRC. Land use rights are carried at cost and charged to expense on a straight-line basis over the respective periods of rights of 30 years. The current portion of lease prepayments has been included in prepayments and other receivables in the balance sheet.

(h) Intangible Assets

The Group acquired a trademark for use in the production and distribution of plastic flexible packaging materials. The trademark is carried at cost less accumulated amortization. Amortization expense is recognized on the straight-line basis over the estimated useful life of 5 years of the trademark.

Given the environment in which the Group currently operates, it is reasonably possible that the estimated economic useful life of the asset or the Group’s estimate that it will recover its carrying amount from future operations could change in the future.

(i) Goodwill

Goodwill represents the excess of purchase price and related costs over the value assigned to the net tangible and identifiable intangible assets of businesses acquired.  Goodwill is not amortized but is tested for impairment annually, or when circumstances indicate a possible impairment may exist.  Impairment testing is performed at a reporting unit level.  An impairment loss generally would be recognized when the carrying amount of the reporting unit exceeds the fair value of the reporting unit, with the fair value of the reporting unit determined using a discounted cash flow (DCF) analysis.  A number of significant assumptions and estimates are involved in the application of the DCF analysis to forecast operating cash flows, including the discount rate, the internal rate of return, and projections of realizations and costs to produce.  Management considers historical experience and all available information at the time the fair values of its reporting units are estimated. No impairment was determined to exist as of December 31, 2011 and 2010.

(j) Impairment of Long-lived Assets

The Company recognizes an impairment loss when circumstances indicate that the carrying value of long-lived assets with finite lives may not be recoverable. Management’s policy in determining whether an impairment indicator exists, a triggering event, comprises measurable operating performance criteria at an asset group level as well as qualitative measures. If an analysis is necessitated by the occurrence of a triggering event, the Company uses assumptions, which are predominately identified from the Company’s strategic long-range plans, in determining the impairment amount. In the calculation of the fair value of long-lived assets, the Company compares the carrying amount of the asset group with the estimated future cash flows expected to result from the use of the assets. If the carrying amount of the asset group exceeds the estimated expected undiscounted future cash flows, the Company measures the amount of the impairment by comparing the carrying amount of the asset group with their estimated fair value. We estimate the fair value of assets based on market prices (i.e., the amount for which the asset could be bought by or sold to a third party), when available. When market prices are not available, we estimate the fair value of the asset group using discounted expected future cash flows at the Company’s weighted-average cost of capital. Management believes its policy is reasonable and is consistently applied. Future expected cash flows are based upon estimates that, if not achieved, may result in significantly different results. No impairment was determined to exist as of December 31, 2011 and 2010.

(k) Revenue Recognition

Sales of plastic flexible packaging materials are reported, net of value added taxes (“VAT”), sales returns, trade discounts. The standard terms and conditions under which the Group generally delivers allow a customer the right to return product for refund only if the product does not conform to product specifications; the non-conforming product is identified by the customer; and the customer rejects the non-conforming product and notifies the Group within 7 days and 30 days of receipt for sales to customers in the PRC and overseas respectively. The Group recognizes revenue when products are delivered and the customer takes ownership and assumes risk of loss, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists and the sale price is fixed or determinable.

In the PRC, VAT of 17% on invoice amount is collected in respect of the sales of goods on behalf of tax authorities. The VAT collected is not revenue of the Group; instead, the amount is recorded as a liability on the consolidated balance sheet until such VAT is paid to the authorities.

(l) Research and Development Costs

Research and development costs are expensed as incurred. Research and development costs amounted to RMB10,159 (US$1,614), RMB8,058 and RMB269 for the year ended December 31, 2011, 2010 and 2009 and such costs were recorded in administrative expenses.

(m) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

(n) Stock Option Plan

The fair value of stock options granted to Maxim Group LLC under the stock option plans is recognized as listing expenses deducted from IPO proceeds and recorded in additional paid-in capital.

On December 18, 2006, the Company granted 187,500 stock options to Maxim Group LLC as part of the compensation for the provision of services relating to the IPO of the Company. The stock options are exercisable at an exercise price equal to US$10.35 per ordinary share commencing six months from December 18, 2006 and expiring five years from December 18, 2006.

The fair value of each option award is estimated on the date of grant using the Black-Scholes pricing model based on the following assumptions:

Fair value of shares on measurement date	US$ 8.28 per share
Expected volatility	57.26%
Expected dividends	0.00%
Expected term (in years)	5
Risk-free rate	4.56%

The fair value of the Company’s shares was estimated based on the IPO price of US$8.28 per share. The expected volatility is estimated by reference to the historical volatility of comparable companies listed on the NASDAQ Global Market. The risk-free rate for periods within the contractual life of the options is based on the U.S. government bond in effect at the time of grant. Expected dividend yields are based on historical dividends. Changes in these subjective input assumptions could materially affect the fair value estimates.

As of December 31, 2011, the stock options holder, Maxim Group LLC, didn’t exercise any options. The total 187,500 stock options expired on December 18, 2011 pursuant to the relevant agreement.

(o) Earnings per Share

Basic earnings per share is computed by dividing net earnings by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net earnings by the weighted average number of ordinary and dilutive potential ordinary shares outstanding during the year. Diluted potential ordinary shares consist of shares issuable pursuant to stock option plan.

(p) Use of Estimates

The preparation of the consolidated financial statements in accordance with US GAAP requires management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews its estimates and assumptions including those related to the recoverability of the carrying amount and the estimated useful lives of long-lived assets, valuation allowances for accounts receivable and realizable values for inventories. Changes in facts and circumstances may result in revised estimates.

(q) Segment Reporting

The Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. Management, including the chief operating decision maker, reviews operating results solely by monthly revenue of BOPET film (but not by sub-product type or geographic area) and operating results of Shandong Fuwei, the operating subsidiary in the PRC. As such, the Group has determined that the Group has a single operating segment.

(r) Contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, including among others, product liability. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments including past history and the specifics of each matter. As the Group has not become aware of any product liability claim since operations commenced, the Group has not recognized a liability for any product liability claims.

(s) Reclassification

Certain reclassifications have been made to the fiscal year 2011 and 2010 consolidated financial statements to conform to the fiscal 2011 consolidated financial statement presentation. These reclassifications had no effect on net loss or cash flows as previously reported.

(t) Recently Issued Accounting Standards

In December 2011, the FASB issued guidance on offsetting (netting) assets and liabilities. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The new guidance is effective for annual periods beginning after January 1, 2013.

In September 2011, the FASB issued guidance on testing goodwill for impairment. The new guidance provides an entity the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If an entity determines that this is the case, it is required to perform the currently prescribed two-step goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill impairment loss to be recognized for that reporting unit (if any). If an entity determines that the fair value of a reporting unit is less than its carrying amount, the two-step goodwill impairment test is not required. The new guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted.

In June 2011, the FASB issued guidance on presentation of comprehensive income. The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. Instead, an entity will be required to present either a continuous statement of net income and other comprehensive income or in two separate but consecutive statements. The new guidance is effective for annual periods beginning after December 15, 2011. In December 2011, the FASB issued a deferral of certain portion of this guidance.

In May 2011, the FASB issued guidance to amend the accounting and disclosure requirements on fair value measurements. The new guidance limits the highest-and-best-use measure to nonfinancial assets, permits certain financial assets and liabilities with offsetting positions in market or counterparty credit risks to be measured at a net basis, and provides guidance on the applicability of premiums and discounts. Additionally, the new guidance expands the disclosures on Level 3 inputs by requiring quantitative disclosure of the unobservable inputs and assumptions, as well as description of the valuation processes and the sensitivity of the fair value to changes in unobservable inputs. The new guidance is effective for annual periods beginning after December 15, 2011.